UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

1492 Small Cap Core Alpha Fund

Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.26%

Consumer Discretionary — 17.37%
Bob Evans Farms, Inc.	3,649	$164,898
Men’s Wearhouse, Inc./The	4,271	241,098
Nutrisystem, Inc.	3,555	99,469
Skullcandy, Inc. *	26,410	185,398
Sonic Corp.	6,860	185,220

		876,083

Consumer Staples — 3.67%
Nu Skin Enterprises, Inc. - Class A	4,055	185,232

Energy — 2.07%
Diamondback Energy, Inc. *	1,532	104,620

Financials — 17.12%
BofI Holding, Inc. *	2,914	337,558
CenterState Banks, Inc.	14,218	196,493
Federated National Holding Co.	10,369	227,185
Green Bancorp, Inc. *	8,530	102,019

		863,255

Health Care — 19.96%
Acorda Therapeutics, Inc. *	6,098	194,953
BioDelivery Sciences International, Inc. *	16,300	110,025
BioTelemetry, Inc. *	10,660	152,331
Nektar Therapeutics *	8,467	93,560
NeoGenomics, Inc. *	41,315	251,195
Quality Systems, Inc.	15,029	204,244

		1,006,308

Industrials — 10.06%
Euronav NV	11,677	156,355
Fly Leasing Ltd. ADR	18,597	244,737
TASER International, Inc. *	4,541	106,259

		507,351

Information Technology — 13.64%
Atmel Corp.	17,138	140,018
Microsemi Corp. *	5,001	158,832
Radware Ltd. *	9,156	170,393
Synchronoss Technologies, Inc. *	2,898	117,050
VASCO Data Security International, Inc. *	6,077	101,608

		687,901

Materials — 2.15%
Carpenter Technology Corp.	2,783	108,537

Telecommunication Services — 8.22%
inContact, Inc. *	31,870	240,619
RingCentral, Inc. *	10,096	173,752

		414,371

Total Common Stocks (Cost $5,008,589)		4,753,658

See accompanying notes which are an integral part of this schedule of investments.

1492 Small Cap Core Alpha Fund

Schedule of Investments – (continued)

August 31, 2015 (Unaudited)

	Shares	Fair Value
Money Market Securities — 5.73%

Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.01% (a)	288,899	$288,899

Total Money Market Securities (Cost $288,899)		288,899

Total Investments – 99.99% (Cost $5,297,488)		5,042,557

Other Assets in Excess of Liabilities – 0.01%		323

NET ASSETS – 100.00%		$5,042,880

(a)	Rate disclosed is the seven day yield as of August 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

At August 31, 2015, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$5,377,761

Unrealized appreciation	$248,816
Unrealized (depreciation)	(584,020)

Net unrealized depreciation on investments	$(335,204)

See accompanying notes which are an integral part of this schedule of investments.

1492 Small Cap Core Alpha Fund

Related Notes to the Schedule of Investments

August 31, 2015

(Unaudited)

The 1492 Small Cap Core Alpha Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities are categorized as Level 1 securities.

1492 Small Cap Core Alpha Fund

Related Notes to the Schedule of Investments - continued

August 31, 2015

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,753,658	$—	$—	$4,753,658
Money Market Securities	288,899	—	—	288,899
Total	$5,042,557	$—	$—	$5,042,557

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between fair value hierarchy levels during the period ended August 31, 2015.

Symons Value Institutional Fund

Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 73.87%

Apparel, Accessories & Luxury — 3.05%
Coach, Inc.	75,310	$2,278,127

Broadcasting — 3.65%
Discovery Communications, Inc. - Class A *	102,550	2,727,830

Consumer Finance — 3.03%
American Express Co.	29,530	2,265,542

Distillers & Vintners — 3.88%
Diageo PLC ADR	27,285	2,902,305

Electric Utilities — 4.98%
Duke Energy Corp.	31,640	2,243,592
Entergy Corp.	22,640	1,479,071

		3,722,663

Household Products — 3.90%
Procter & Gamble Co./The	41,210	2,912,311

Integrated Telecommunication Services — 6.50%
AT&T, Inc.	61,390	2,038,148
Orange SA ADR	179,220	2,819,131

		4,857,279

Multi-Utilities — 12.17%
Alliant Energy Corp.	28,100	1,592,427
Consolidated Edison, Inc.	40,540	2,550,371
Dominion Resources, Inc. - Class A	44,995	3,138,401
PG&E Corp.	36,570	1,813,141

		9,094,340

Packaged Foods & Meats — 17.88%
Campbell Soup Co.	65,490	3,142,865
ConAgra Foods, Inc.	76,200	3,176,016
Hershey Co./The	28,950	2,591,604
JM Smucker Co./The	16,280	1,916,482
Keurig Green Mountain, Inc.	22,369	1,266,085
Kraft Heinz Co./The	17,500	1,271,550

		13,364,602

Pharmaceuticals — 3.95%
Sanofi ADR	60,280	2,948,897

Soft Drinks — 7.20%
Coca-Cola Enterprises, Inc.	56,640	2,916,394
PepsiCo, Inc.	26,540	2,466,362

		5,382,756

Wireless Telecommunication Services — 3.68%
Rogers Communications, Inc.	80,480	2,745,978

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Schedule of Investments – (continued)

August 31, 2015 (Unaudited)

	Shares	Fair Value
Total Common Stocks (Cost $50,805,372)		$55,202,630

Money Market Securities — 12.59%

Fidelity Institutional Money Market Funds - Treasury Only Portfolio - Class I, 0.01% (a)	9,408,211	9,408,211

Total Money Market Securities (Cost $9,408,211)		9,408,211

Real Estate Investment Trusts — 10.59%
Digital Realty Trust, Inc.	30,200	1,912,264
Iron Mountain, Inc.	53,240	1,508,822
Omega Healthcare Investors, Inc.	63,770	2,154,151
Public Storage	8,240	1,658,465
Senior Housing Properties Trust	43,080	676,356

Total Real Estate Investment Trusts (Cost $8,042,965)		7,910,058

Total Investments – 97.05% (Cost $68,256,548)		$72,520,899

Other Assets in Excess of Liabilities – 2.95%		2,206,750

NET ASSETS – 100.00%		$74,727,649

(a)	Rate disclosed is the seven day yield as of August 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

At August 31, 2015, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Unrealized appreciation	$6,267,276

Unrealized (depreciation)	(2,002,925)

Net unrealized appreciation on investments	$4,264,351

Aggregate cost of securities for federal income tax purposes	$68,256,548

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments

August 31, 2015

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments - continued

August 31, 2015

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds a Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$552,025,630	$—	$—	$552,025,630
Real Estate Investment Trusts	7,910,058	—	—	7,910,058
Money Market Securities	9,408,211	—	—	9,408,211
Total	$569,343,899	$—	$—	$569,343,899

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2015, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Auer Growth Fund

Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.21%

Consumer Discretionary — 19.36%
Beazer Homes USA, Inc. *	13,500	$225,450
Century Communities, Inc. *	64,000	1,408,000
DR Horton, Inc.	17,000	516,290
LGI Homes, Inc. *	85,000	2,213,400
New Home Co., Inc./The *	70,000	1,041,600
P&F Industries, Inc. *- Class A	13,000	124,670
Shiloh Industries, Inc. *	200,000	2,302,000
TRI Pointe Group, Inc. *	31,000	430,280

		8,261,690

Consumer Staples — 0.52%
Alico, Inc.	5,300	222,971

Energy — 16.35%
Atwood Oceanics, Inc.	68,000	1,299,480
Bellatrix Exploration Ltd. *	110,000	205,700
DHT Holdings, Inc.	33,000	235,950
Dorian LPG Ltd. *	62,000	817,160
GasLog Partners LP (a)	22,000	422,840
Gener8 Maritime, Inc. *	16,500	214,500
Hallador Energy Co.	27,000	217,080
McDermott International, Inc. *	12,000	60,960
Nordic American Tankers Ltd.	21,000	286,230
Rowan Cos. PLC	115,000	2,066,550
Teekay Tankers Ltd.	156,000	917,280
Vantage Drilling Co. *	1,700,000	235,280

		6,979,010

Financials — 21.83%
1st Constitution Bancorp *	10,000	117,200
AmeriServ Financial, Inc.	40,000	131,600
Atlas Financial Holdings, Inc. *	50,000	806,500
B. Riley Financial, Inc.	5,700	55,575
Cape Bancorp, Inc.	23,000	255,300
Carolina Financial Corp.	6,000	93,000
Civista Bancshares, Inc.	6,000	59,760
Commerce Union Bancshares, Inc.	4,300	58,050
Cowen Group, Inc. *	102,000	539,580
Diamond Hill Investment Group, Inc.	2,800	545,216
Entegra Financial Corp. *	4,000	71,160
Fidelity Southern Corp.	7,000	135,065
Flagstar Bancorp, Inc. *	23,000	467,590
GWG Holdings, Inc. *	32,000	246,400
Hennessy Advisors, Inc.	8,000	197,880
Heritage Insurance Holdings, Inc. *	100,000	1,757,000
INTL. FCStone, Inc. *	15,500	410,130
Kingstone Cos., Inc.	28,000	235,200
MBT Financial Corp. *	12,000	78,960
Northeast Bancorp.	6,000	64,140
Oritani Financial Corp.	8,000	120,640
PennyMac Financial Services, Inc. *	14,000	240,380
Pulaski Financial Corp.	7,500	99,075
Saratoga Investment Corp. (b)	4,000	65,280
Select Bancorp, Inc. *	16,500	124,740

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments – (continued)

August 31, 2015 (Unaudited)

	Shares	Fair Value
SLM Corp. *	52,000	$440,960
StoneCastle Financial Corp.	3,500	59,360
Summit Financial Group, Inc.	10,000	117,100
Summit State Bank	5,000	64,600
Timberland Bancorp, Inc.	11,500	119,600
United Bancshares, Inc.	5,000	78,650
Unity Bancorp, Inc.	13,000	131,430
Universal Insurance Holdings, Inc.	19,000	467,970
Walker & Dunlop, Inc. *	26,000	632,580
WhiteHorse Finance, Inc.	18,000	228,420

		9,316,091

Health Care — 8.86%
AMAG Pharmaceuticals, Inc. *	6,000	375,240
Gilead Sciences, Inc.	12,000	1,260,840
ImmuCell Corp. *	9,000	65,340
Lannett Co, Inc. *	40,000	1,918,000
Misonix, Inc. *	14,000	159,460

		3,778,880

Industrials — 11.62%
American Railcar Industries, Inc.	19,000	787,740
FreightCar America, Inc.	80,000	1,724,000
Goldfield Corp./The *	120,000	223,200
Greenbrier Cos., Inc./The	35,000	1,459,500
Hudson Technologies, Inc. *	36,000	112,320
Miller Industries, Inc.	20,500	444,645
Versar, Inc. *	65,000	205,400

		4,956,805

Information Technology — 14.84%
ADDvantage Technologies Group, Inc. *	32,000	76,480
Apple, Inc.	7,500	845,700
Applied Optoelectronics, Inc. *	67,000	1,380,870
Bel Fuse, Inc. - Class B	34,000	600,440
BSQUARE Corp. *	16,000	97,120
GigOptix, Inc. *	500,000	835,000
Mattson Technology, Inc. *	157,000	441,170
PCM, Inc. *	11,500	112,470
Super Micro Computer, Inc. *	33,000	902,550
SuperCom Ltd. *	21,000	209,790
Tessera Technologies, Inc.	11,200	366,688
TTM Technologies, Inc. *	60,000	409,200
Wi-LAN, Inc.	28,000	56,840

		6,334,318

Materials — 1.69%
Banro Corp. *	180,000	32,508
Century Aluminum Co. *	105,000	588,000
Great Panther Silver Ltd. *	250,000	102,175

		722,683

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments – (continued)

August 31, 2015 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts — 3.57%
Ares Commercial Real Estate Corp.	20,000	$250,400
Bluerock Residential Growth REIT, Inc.	5,500	61,765
Campus Crest Communities, Inc.	78,000	403,260
Chatham Lodging Trust	21,500	493,425
Great Ajax Corp.	4,200	53,802
Owens Realty Mortgage, Inc.	19,000	261,250

		1,523,902

Utilities — 0.57%
Dynegy, Inc. *	9,500	244,625

Total Common Stocks (Cost $52,331,727)		42,340,975

Money Market Securities — 0.74%
Fidelity Institutional Money Market Funds Treasury Portfolio - Class I, 0.01% (c)	314,280	314,280

Total Money Market Securities (Cost $314,280)		314,280

Total Investments – 99.95% (Cost $52,646,007)		42,655,255

Other Assets in Excess of Liabilities – 0.05%		20,463

NET ASSETS – 100.00%		$42,675,718

(a)	Master Limited Partnership.
(b)	Business Development Company.
(c)	Rate disclosed is the seven day yield as of August 31, 2015.

REIT – Real Estate Investment Trust.

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

At August 31, 2015, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Unrealized appreciation	$2,503,362

Unrealized (depreciation)	(12,362,787)

Net unrealized depreciation on investments	$(9,859,425)

Aggregate cost of securities for federal income tax purposes	$52,514,680

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

August 31, 2015 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnership are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real-estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2015 – (Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$42,340,975	$—	$—	$42,340,975
Money Market Securities	314,280	—	—	314,280
Total	$42,655,255	$—	$—	$42,655,255

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2015, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Roosevelt Multi-Cap Fund

Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.30%

Consumer Discretionary — 14.22%
Darden Restaurants, Inc.	47,491	$3,229,863
Dunkin’ Brands Group, Inc.	53,119	2,664,449
Home Depot, Inc./The	35,821	4,171,714
Jarden Corp. *	23,357	1,199,148
Michael Kors Holdings Ltd. *	45,163	1,962,784
O’Reilly Automotive, Inc. *	7,919	1,901,114
Polaris Industries, Inc.	9,083	1,179,609
Tribune Media Co.	14,750	589,115

		16,897,796

Consumer Staples — 6.52%
Boston Beer Co, Inc./The - Class A *	2,653	544,051
ConAgra Foods, Inc.	28,078	1,170,291
CVS Health Corp.	34,393	3,521,843
Hershey Co./The	13,647	1,221,680
Tyson Foods, Inc. - Class A	30,483	1,288,821

		7,746,686

Energy — 3.81%
EOG Resources, Inc.	6,989	547,309
Kinder Morgan, Inc.	88,896	2,881,119
Range Resources Corp.	28,437	1,098,237

		4,526,665

Financials — 14.26%
Affiliated Managers Group, Inc. *	6,349	1,183,708
American International Group, Inc.	56,904	3,433,587
CIT Group, Inc.	26,410	1,147,250
CME Group, Inc.	25,592	2,416,909
Morgan Stanley	71,026	2,446,846
SunTrust Banks, Inc.	29,669	1,197,738
Wells Fargo & Co.	95,924	5,115,627

		16,941,665

Health Care — 13.49%
Allergan PLC *	10,001	3,037,704
Biogen, Inc. *	7,045	2,094,479
Celgene Corp. *	24,678	2,913,978
Edwards Lifesciences Corp. *	21,692	3,055,969
Mallinckrodt PLC *	6,669	575,135
Pfizer, Inc.	135,242	4,357,497

		16,034,762

Industrials — 12.14%
Allegion PLC	30,754	1,833,246
Honeywell International, Inc.	17,964	1,783,286
Kansas City Southern	13,364	1,239,377
Lockheed Martin Corp.	18,535	3,728,871
Masco Corp.	69,318	1,818,211
Old Dominion Freight Line, Inc. *	17,770	1,181,527
Snap-on, Inc.	8,055	1,286,947
TASER International, Inc. *	66,629	1,559,119

		14,430,584

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments – (continued)

August 31, 2015 (Unaudited)

	Shares	Fair Value
Information Technology — 19.07%
Apple, Inc.	32,189	$3,629,632
Facebook, Inc. - Class A *	29,840	2,668,591
Google, Inc. - Class A *	4,460	2,889,277
IAC/InterActiveCorp	24,554	1,713,869
Microchip Technology, Inc.	14,823	629,978
NXP Semiconductors NV *	17,304	1,464,784
Splunk, Inc. *	17,608	1,091,168
VeriSign, Inc. *	42,714	2,944,703
Visa, Inc. - Class A	44,791	3,193,598
Vmware, Inc. - Class A *	30,862	2,442,727

		22,668,327

Materials — 4.23%
LyondellBasell Industries NV - Class A	25,459	2,173,689
Sherwin-Williams Co./The	11,152	2,852,793

		5,026,482

Real Estate Investment Trusts — 1.56%
Equity Commonwealth *	72,371	1,859,211

Utilities — 2.00%
NextEra Energy, Inc.	12,580	1,237,998
Sempra Energy	11,979	1,136,208

		2,374,206

Total Common Stocks (Cost $102,008,592)		108,506,384

Exchange-Traded Funds — 1.96%
iShares Gold Trust *	108,274	1,188,849
ProShares UltraShort S&P 500 *	50,840	1,139,324

Total Exchange-Traded Funds (Cost $2,336,604)		2,328,173

Money Market Securities — 11.87%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.17% (a)	14,103,915	14,103,915

Total Money Market Securities (Cost $14,103,915)		14,103,915

Total Investments – 105.13% (Cost $118,449,111)		124,938,472

Liabilities in Excess of Other Assets – (5.13)%		(6,100,509)

NET ASSETS – 100.00%		$118,837,963

(a)	Rate disclosed is the seven day yield as of August 31, 2015.
*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments – (continued)

August 31, 2015 (Unaudited)

At August 31, 2015, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Unrealized appreciation	$11,124,875
Unrealized (depreciation)	(4,740,857)

Net unrealized appreciation on investments	$6,384,018

Aggregate cost of securities for federal income tax purposes	$118,554,454

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

August 31, 2015

(Unaudited)

The Roosevelt Multi-Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when The Roosevelt Investment Group, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

August 31, 2015

(Unaudited)

Investments in open-end mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$108,506,384	$—	$—	$108,506,384
Exchange-Traded Funds	2,328,173	—	—	$2,328,173
Money Market Securities	14,103,915	—	—	$14,103,915
Total	$124,938,472	$—	$—	$124,938,472

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended August 31, 2015.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	10/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	10/21/15

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	10/21/15